FROST FAMILY OF FUNDS

(the “Trust”)

Frost Growth Equity Fund

(the “Fund”)

Supplement dated May 18, 2021

to the Fund’s Summary Prospectus (the “Summary Prospectus”) and
the Fund’s Prospectus (the “Prospectus”), each dated November 28, 2020

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective upon shareholder approval on May 17, 2021, the Fund’s diversification status changed from diversified to non-diversified and the related fundamental policy was eliminated. Therefore, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows.

1. The following is hereby added to the “Principal Investment Strategies” section of the Summary Prospectus, and the corresponding section of the Prospectus:

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

2. The following is hereby added to the “Principal Risks” section of the Summary Prospectus, and the corresponding section of the Prospectus:

Non-Diversified Risk – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

3. The second paragraph of the “More Information about Risk” section of the Prospectus is hereby deleted and replaced with the following:

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings. The Frost Growth Equity Fund is non-diversified, meaning that the Fund may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Accordingly, the Frost Growth Equity Fund will be more susceptible to negative events affecting a small number of holdings than a diversified fund. The risks disclosed below may not be applicable to each Fund.

4. The following is hereby added to the “More Information about Risk” section of the Prospectus:

Non-Diversified Risk (Frost Growth Equity Fund) – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FIA-SK-065-0100

FROST FAMILY OF FUNDS

(the “Trust”)

Frost Growth Equity Fund

Frost Total Return Bond Fund

Frost Credit Fund

Frost Low Duration Bond Fund

Frost Municipal Bond Fund

(the “Funds”)

Supplement dated May 18, 2021

to the Funds’ Statement of Additional Information (the “SAI”), dated November 28, 2020

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective as of February 1, 2021, Tom Stringfellow resigned as an interested Trustee of the Trust. Additionally, effective upon shareholder approval on May 17, 2021 (i) Mace McCain was elected as an interested Trustee of the Trust, and (ii) the Frost Growth Equity Fund’s diversification status changed from diversified to non-diversified and the related fundamental policy was eliminated. In addition, Stephen Connors resigned as the Trust’s Treasurer, Controller and Chief Financial Officer effective March 22, 2021, and Andy Metzger was appointed as the Trust’s Treasurer, Controller and Chief Financial Officer effective March 22, 2021. Therefore, the SAI is hereby amended and supplemented as follows.

1. The first paragraph of the “Additional Information About Investment Objectives and Policies” section is hereby deleted and replaced with the following:

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. Each Fund, except the Frost Growth Equity Fund, is classified as a “diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Non-Diversification. The Frost Growth Equity Fund is “non-diversified,” as that term is defined under the 1940 Act, which means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund, which increases the risk that a change in the value of any one investment held by the Fund could affect the overall value the Fund more than it would affect that of a “diversified” fund holding a greater number of investments. Accordingly, the value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a “diversified” fund would be. The Fund, however, intends to satisfy the diversification requirements necessary to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). For more information, see “Taxes” below.

The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see the “Description of Permitted Investments” section in this SAI.

2. In the “Investment Limitations” section, the first fundamental policy listed under “Fundamental Policies” is hereby deleted and replaced with the following:

Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the Frost Growth Equity Fund.

3. In the “Investment Limitations” section, the first non-fundamental policy listed under “Non-Fundamental Policies” is hereby deleted and replaced with the following:

Purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund’s total assets. This investment limitation does not apply to the Frost Growth Equity Fund.

4. All references to Tom Stringfellow and Stephen Connors are hereby deleted.

5. In the “Trustees and Officers of the Trust” section, under the “Members of the Board” heading, the following row is hereby added to the “Interested Trustees” section of the table and footnote 1 to the table is hereby deleted and replaced with the following:

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years
Mace McCain (Born: 1958)	Trustee[1] (since 2021)	President, Chief Investment Officer and Manager of Frost Investment Advisors LLC since 2021. Executive Vice President, Statewide Portfolio Management Team Leader of Frost Bank – Financial Services, 2017 to 2021. Managing Director and Regional Portfolio Manager of Frost Investment Advisors LLC, 2009 to 2016.	None

[1]	Mr. Nesher may be deemed to be an “interested” person, as that term is defined in the 1940 Act, of the Funds by virtue of his affiliation with SEI Investments Distribution Co. (the “Distributor”) and/or its affiliates. Mr. McCain may be deemed to be an “interested” person, as that term is defined in the 1940 Act, of the Funds by virtue of his affiliation with the Adviser and/or its affiliate.

6. In the “Trustees and Officers of the Trust” section, the following is hereby added under the “Individual Trustee Qualifications” heading:

The Trust has concluded that Mr. McCain should serve as Trustee because of the experience he has gained in his various roles with the Adviser, which he joined in 2009, and his knowledge of and experience in the investment management industry.

7. In the “Trustees and Officers of the Trust” section, under the “Fund Shares Owned by Board Members” heading, the following row is hereby added to the “Interested Trustees” section of the table:

Name	Dollar Range of Fund Shares (Fund)[1]	Aggregate Dollar Range of Shares (All Funds in the Family of Investment Companies) [1,2]
Mace McCain[3]	Frost Growth Equity Fund (Over $100,000) Frost Low Duration Bond Fund ($10,001- $50,000)	Over $100,000

[3]	Valuation date is December 31, 2020.

8. In the “Trustees and Officers of the Trust” section, the following is hereby added immediately following the table under the “Board Compensation” heading:

Mr. McCain joined the Board on May 17, 2021. The Trust will not compensate Mr. McCain for serving as an Interested Trustee.

9. In the “Trustees and Officers of the Trust” section, the following row is hereby added to the “Trust Officers” table:

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FIA-SK-066-0100

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